Prepaid expenses and other	12 Months Ended
Dec. 31, 2018
Prepaid expenses and other
Prepaid expenses and other

Note 7 – Prepaid expenses and other

Prepaid expenses and other current assets comprise the following:

	At December 31,	At December 31,
	2018	2017
Gold bullion	$27.8	$14.6
Inventory	—	7.1
Prepaid expenses	5.4	17.0
Debt issue costs	0.1	0.7
	$33.3	$39.4